AMERICAS                                                               ING FUNDS



ING MONEY MARKET FUND

SEMI-ANNUAL REPORT / APRIL 30, 2000




                              [MONEY MARKET LOGO]




                                                                [ING FUNDS LOGO]

TABLE OF CONTENTS

FUND INFORMATION AT YOUR FINGERTIPS

WE ARE PLEASED TO PROVIDE THIS DETAILED REVIEW OF THE ING MONEY MARKET FUND FOR THE PERIOD THAT ENDED APRIL 30, 2000. TO HELP ANALYZE YOUR FUND WE HAVE BROKEN DOWN THE REPORT INTO A NUMBER OF EASY-TO-FOLLOW SECTIONS. LISTED BELOW IS A TABLE OF CONTENTS AND DESCRIPTION OF EACH SECTION.

PAGE 3 FUND SUMMARY

A summary of the Fund's performance record and portfolio composition, and an interview with the Fund's portfolio manager.

PAGES 4 - 5 SCHEDULE OF INVESTMENTS

A complete listing of the securities in the Fund's portfolio as of April 30, 2000. This section also includes the number of shares or principal amount, and market value as of the end of the reporting period.

PAGE 7 FINANCIAL HIGHLIGHTS

A description of the factors that affected a Fund's net asset value (NAV) during the reporting period. In addition to providing total returns, this section reports asset sizes, distributions, expense ratios and portfolio turnover rates (when applicable).

PAGE 8 STATEMENT OF ASSETS & LIABILITIES

A complete "balance sheet" as of the end of the reporting period. It includes the Fund's NAV, which is calculated by dividing its net assets (assets minus liabilities) by its number of shares outstanding.

PAGE 8 STATEMENT OF OPERATIONS

A listing of a Fund's investment income, expenses and gains or losses on securities, as well as appreciation or depreciation from portfolio holdings.

PAGE 9 STATEMENTS OF CHANGES IN NET ASSETS

A reporting of the increase or decrease in a Fund's net assets during the reporting period. Changes in net assets could occur for a variety of reasons, including investment operations, dividend distributions and capital share transactions.

PAGES 11 - 13 NOTES TO FINANCIAL STATEMENTS

A description of the significant accounting policies of the Fund, and more detailed information about the schedules and tables that appear in the report.

PAGE 15 ING FUNDS SERVICES

A description of convenient services available to Fund shareholders.

PAGE 16 FUND FAMILY OVERVIEW

A brief summary of the ING Funds, including objectives and primary portfolios.





SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ING Funds are distributed by ING Funds Distributor, Inc.
1475 Dunwoody Drive, West Chester, PA 19380. Member NASD.

A LETTER FROM THE PRESIDENT



[PHOTO OF JOHN J. PILEGGI]
JOHN J. PILEGGI
President & CEO
ING Funds

"Despite the declines in stock prices, the basic fundamentals of the economy remained in very good shape."



DEAR FELLOW SHAREHOLDERS,

We are pleased to present the latest ING Funds Semi-Annual Report, covering the six-month period that ended April 30, 2000. We'll begin with a review of the financial markets, followed by detailed information about your fund investment.

A VOLATILE STOCK MARKET During the reporting period of November 1999 through the end of April 2000, the S&P 500 Index produced a 7.20% total return, while the technology laden Nasdaq composite rose 30.14%. Overseas, the broad MSCI EAFE Index rose 6.85%. However, strong returns during the last two months of 1999 masked the weakness of the financial markets thus far in 2000.

    In the first four months of this year, the U.S. equity markets experienced a long expected correction in stock prices. This was not just limited to the "new economy" technology sector, but also to many traditional, well established firms. While the correction was significant, it was much more of a market event than an economic event. Despite the declines in stock prices, the basic fundamentals of the economy remained in very good shape. To a great extent, the correction was due to simple profit taking. In addition, concerns over valuation and the legal problems encountered by market leader Microsoft, added to the market's volatility.

    Overseas, many international markets have experienced similar volatility, oftentimes due to a decline in technology stocks. Additionally, while several European equity markets have managed to post gains this year, after accounting for the steep fall in the euro, U.S. investors have been saddled with negative net returns. Finally, in Japan, there have been mixed signals regarding the country's economy. However, government intervention and corporate restructuring has led to a cautiously optimistic outlook for its market.

A MIXED BOND MARKET After registering one of its worst years in 1999, the U.S. bond market finally showed some life during the first few months of 2000. The Treasury 30-year bond fell from over 6.5% at the start of the year to below 6% by the end of April. The dramatic decline in long-term yields caused the yield curve to invert, where short-term rates were actually higher than long-term rates. Much of the move in the bond market was attributed to the Treasury Department changing the supply of the 30-year bond, and a move by the market to anoint the 10-year bond as the new benchmark. In the near-term, it's expected that the Federal Reserve will continue to aggressively raise interest rates. However, the bond market has not experienced a major correction, as bond investors look at the Fed's action as a preemptive move against rising inflation.

LOOKING AHEAD In summary, it has been an eventful period in the financial markets, one that we think magnifies the value of professional investment management and advice. While short-term volatility may continue to make headlines, we believe those who maintain a broadly diversified portfolio and take a long-term investment approach will be rewarded over time.

    I would also like to take this opportunity to point out that we have recently broadened our investment line-up, with the addition of the ING Global Communications Fund and ING Emerging Markets Equity Fund. We have also continued to enhance our Web site, www.ingfunds.com, and 24-hour automated telephone system, 1-877-463-6464. Details on these services can be found on page 15 of this report.

    I would like to thank you for your investment with ING Funds, and we look forward to serving your needs in the years to come. Thank you for your confidence in us -- we work to earn it each day.

Sincerely,

/s/ John J. Pileggi

John J. Pileggi
President & CEO
May 1, 2000


2  ING Money Market Fund Semi-Annual Report / April 30, 2000

Data as of 4/30/00

ING MONEY MARKET FUND
FOR INVESTORS SEEKING PRESERVATION OF CAPITAL AND LIQUIDITY

ASSET ALLOCATION(1)

1st Tier Commercial Paper         62.6%

Floating Rate Note                 9.2

Euro CD                            9.2

Short & Medium-Term Note           7.0

Yankee CD                          6.2

Repurchase Agreement               4.6

Asset-Backed                       0.8

U.S. Government Agency             0.4

PERFORMANCE HIGHLIGHTS

                                                   iMoneyNet, Inc.
                                                   1st Tier
                                                   Retail Index(4)
                     7-Day Yield   30-Day Yield    (30-Day) Average
    A Shares             5.47%          5.45%         5.36%

    B Shares             4.83           4.81            --

    C Shares             4.83           4.80            --

    I Shares(2)          5.93           5.91            --

    X Shares(3)          4.83           4.81            --

Inception date for Class A, B, and C shares is 12/15/98.
Inception date for Class I shares is 10/13/99.
Inception date for Class X shares is 1/20/99.

TOP TEN HOLDINGS(1)

    State St. Repur. Agreement due 5/1/00             4.6%

    Societe Generale. NY Yankee CD,
      6.1%, due 6/1/00                                2.7

    ABN AMRO Bank Euro CD
      6.1% due 6/13/00                                2.4

    Windmill Funding Corp. CP due 5/10/00             2.4

    Deutsche Bank AG Euro CD
      6.1% due 6/28/00                                2.2

    Caterpillar Financial Services
      FRN 6.2% due 5/22/00                            1.9

    Toronto Dominion Bank, Euro CD
      6.2% due 6/30/00                                1.9

    Household Finance Corp.,
      FRN 6.3% due 6/29/00                            1.9

    UBS AG Stamford Yankee CD
      6.9% due 3/27/01                                1.9

    BellSouth Telephone CP due 5/2/00                 1.9

PAST PERFORMANCE IS HISTORICAL AND IS NO GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORP., OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

1. Fund holdings are subject to change and are dollar-weighted based on invested assets. 2. Class I shares are offered only to a) retirement plans affiliated with ING Group and, b) ING Group and its affiliates for purposes of corporate cash management. Shares are sold without an initial sales charge and are not subject to any Rule 12b-1 fees, shareholder servicing fees or account servicing fees. 3. Class X shares are offered to qualified investors (including, but not limited to, IRAs, Roth IRAs, Education IRAs, SEP IRAs, Simple IRAs and 403(b)(7) Plans. Investors purchasing Class X shares will receive bonus shares having a value equal to 2% of the amount invested. Bonus shares are paid by the Fund's Distributor. Shares purchased by the reinvestment of dividends or capital gains distributions are not eligible for bonus shares. 4. The iMoneyNet, Inc. 1st Tier Retail Index tracks the performance, assets, average maturities and portfolio composition of over 1,300 taxable and tax-free money funds.

MANAGER'S OVERVIEW

[PHOTO OF JENNIFER THOMPSON]
JENNIFER THOMPSON
Portfolio Management
Team Leader

OBJECTIVE

The preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.

"THE FUND CONTINUES TO MEET ITS OBJECTIVE OF PROVIDING HIGH CURRENT INCOME."

SEE PAGE 4 FOR FINANCIAL DETAILS.

QUESTION: How did the Fund perform during the reporting period?

ANSWER: The Fund continues to meet its objective of providing high current income. As of April 30, 2000 the Fund had a seven-day yield of 5.47% for its Class A shares and 4.83% for its Class B, C and X shares. This compares to the seven-day yield of 5.39% from the Fund's benchmark, the iMoneyNet, Inc. First Tier Retail Index.

QUESTION: Can you describe the economic conditions over the last six months?

ANSWER: It has been a very interesting time in the money markets. Not only did the Federal Reserve continue to raise rates during the period, but the market also successfully made its way through the Y2K issues.

       In November, the Federal Reserve Board raised its target Fed Funds rate by 25 basis points for the third time in 1999. The market then became preoccupied with Y2K, as fund managers dealt with uncertainty surrounding fund flows and the supply of short-term paper. Once the century ended uneventfully, the market turned its focus to the Fed and expectations of further rate hikes.

       As 2000 progressed and the economy continued to show signs of strength, the Fed began to raise its target Fed Funds rate. After two 25 basis point moves in both February and March, the Fed Funds rate stood at 6%.

QUESTION: What strategies did you employ in this environment?

ANSWER: For the last two months of 1999, our key objective was to maintain liquidity in the Fund for year-end. Because rates on securities maturing in 2000 were significantly higher, the Fund purchased 2000 maturities whenever it could, without sacrificing liquidity in 1999.

       When it became clear in early 2000 that rates would continue to rise, the Fund's average maturity was shortened prior to the Fed's February meeting. This proved beneficial, as the Fund was able to invest in higher-yielding, longer-term securities after the tightening, thus out-performing competitors in February. The same strategy was employed surrounding the March Fed meeting and helped the Fund to outperform in March and April.

QUESTION: What is your outlook for the Fund?

ANSWER: Most market participants are expecting the Fed to continue raising interest rates this spring and into the summer. Looking ahead, we expect to only invest in longer-term money market securities if the appropriate Fed tightenings are factored in.


[ING FUNDS LOGO]     ING Money Market Fund Semi-Annual Report / April 30, 2000 3

APRIL 30, 2000 (UNAUDITED)

SCHEDULE OF INVESTMENTS
ING MONEY MARKET FUND

  Principal
   Amount                                             Ratings(1)      Value
--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCIES -- 0.4%

  $1,000,000  Fannie Mae, Series B, 6.12%
              due 5/1/00(2)                             NR/Aaa     $    999,863
     500,000  Federal Home Loan Bank, 5.26%
              due 5/26/00                               NR/Aaa          499,997

  TOTAL U.S. GOVERNMENT AGENCIES
              (Cost -- $1,499,860)                                 $  1,499,860

  ASSET-BACKED COMMERCIAL PAPER -- 12.6%

  14,000,000  Corporate Asset Funding Co.,
              6.22% to 6.30%
              due 6/2/00 to 6/6/00(3)(4)              A-1+/P-1     $ 13,919,057
   4,000,000  Delaware Funding Corp., 6.13%
              due 5/9/00(3)(4)                        A-1+/P-1        3,994,649
  11,570,000  Preferred Receivable Funding,
              6.16% to 6.17%
              due 5/22/00 to 5/30/00(3)(4)             A-1/P-1       11,523,101
  17,000,000  Windmill Funding Corp.,
              6.15% to 6.16%
              due 5/1/00 to 5/19/00(3)(4)             A-1+/P-1       16,977,350

  TOTAL ASSET-BACKED COMMERCIAL PAPER
              (Cost -- $46,414,157)                                $ 46,414,157

  COMMERCIAL PAPER(3) -- 50.0%

  AUTO CARS/LIGHT TRUCKS -- 1.3%
   5,000,000  DaimlerChrysler NA Holding,
              6.08% due 5/2/00                         A-1/P-1     $  4,999,179

  BEVERAGES - NON-ALCOHOLIC -- 4.8%
  18,000,000  Coca Cola Co., 6.18% to 6.25%
              due 5/24/00 to 6/5/00(4)(5)              A-1/P-1       17,915,009

  COMMERCIAL BANKS -- 4.5%
  13,000,000  Abbey National North America,
              6.13% to 6.75%
              due 5/25/00 to 12/22/00                 A-1+/P-1       12,686,217
   4,000,000  Bank One Australia Ltd., 6.10%
              due 5/15/00                              A-1/P-1        3,990,776
                                                                   ------------
                                                                     16,676,993

  DIVERSIFIED FINANCIAL SERVICES -- 8.4%
   5,000,000  Associates First Capital Corp.,
              6.07% due 5/4/00                         A-1/P-1        4,997,542
   7,000,000  Citigroup Inc., 6.13%
              due 5/8/00                              A-1+/P-1        6,991,820
   5,000,000  General Electric Capital Corp.,
              6.20% due 7/3/00                        A-1+/P-1        4,947,850
  14,000,000  Morgan Stanley Dean Witter,
              6.09% to 6.19%
              due 5/5/00 to 5/16/00                    A-1/P-1       13,977,726
                                                                   ------------
                                                                     30,914,938

  FINANCE - AUTO LOANS -- 4.8%
   7,000,000  Ford Motor Credit Co., 6.13%
              due 5/22/00                              A-1/P-1        6,975,459
  11,000,000  General Motor Acceptance Corp.,
              6.19% due 5/12/00 to 5/17/00             A-1/P-1       10,975,446
                                                                   ------------
                                                                     17,950,905

  FINANCE - CONSUMER LOANS -- 3.0%
   5,000,000  American General Finance Corp.,
              6.23% due 5/4/00(4)(5)                   A-1/P-1        4,997,458
   6,000,000  Household Finance Corp., 6.28%
              due 7/7/00                               A-1/P-1        5,931,883
                                                                   ------------
                                                                     10,929,341

  FINANCE - INVESTMENT BANKERS/BROKERS -- 3.3%
  $5,000,000  Goldman Sachs Group Inc.,
              6.08% due 5/1/00                        A-1+/P-1        5,000,000
   7,000,000  Salomon Smith Barney Holdings
              Inc., 6.13% due 5/10/00                  A-1/P-1        6,989,465
                                                                   ------------
                                                                     11,989,465

  MACHINERY - FARM -- 1.9%
   7,000,000  Deere & Co., 6.15% due 5/3/00            A-1/P-1        6,997,651

  MEDICAL - DRUGS -- 3.2%
  12,000,000  American Home Products,
              6.10% to 6.18%
              due 5/3/00 to 5/16/00(4)                 A-1/P-1       11,980,707

  MONEY CENTER BANKS -- 3.2%
  12,000,000  Credit Suisse First Boston Inc.,
              6.23% to 6.25%
              due 6/9/00 to 7/7/00(4)                 A-1+/P-1       11,898,153

  MULTI-LINE INSURANCE -- 3.2%
  12,000,000  Aegon Funding Corp., 6.05% to
              6.62% due 5/2/00 to 12/13/00(4)         A-1+/P-1       11,725,409

  PHOTO EQUIPMENT & SUPPLIES -- 1.9%
   7,000,000  Eastman Kodak Co., 6.26%
              due 6/22/00                              A-1/P-1        6,938,423

  SPECIAL PURPOSE ENTITY -- 2.7%
  10,000,000  Deutsche Bank Financial,
              6.14% to 6.16%
              due 5/11/00 to 6/7/00                   A-1+/P-1        9,960,638

  TELECOMMUNICATION SERVICES -- 1.9%
   7,000,000  BellSouth Telecommunications Inc.,
              6.14% due 5/2/00                        A-1+/P-1        6,998,828

  TELEPHONE - INTEGRATED -- 1.9%
   7,000,000  SBC Communications Inc., 6.19%
              due 5/23/00(4)                          A-1+/P-1        6,974,119

  TOTAL COMMERCIAL PAPER
              (Cost -- $184,849,758)                               $184,849,758

  SHORT-TERM AND MEDIUM-TERM NOTES -- 17.0%

  ASSET-BACKED SECURITIES -- 0.7%
     339,993  CarMax Auto Owner Trust,
              Series 1999-1 Class A1,
              6.2025% due 11/15/00                    A-1+/P-1     $    339,993

      22,552  Caterpillar Financial Asset Trust,
              Series 1999-A, Class A1,
              5.365% due 7/25/00                      A-1+/P-1           22,552

   2,344,708  Heller Equipment Asset Receivables
              Trust, Series 1999-2 A1,
              6.12905% due 1/6/01                      A-1/P-1        2,344,708
                                                                   ------------
                                                                      2,707,253

  AUTO - CARS/LIGHT TRUCKS -- 1.4%
   5,000,000  DaimlerChrysler NA Holding, Series C,
              5.98% due 5/22/00(2)                     A-1/P-1        4,997,308

  BREWERY -- 0.1%
     500,000  Anheuser Busch Cos., 6.03%
              due 5/16/00(2)(4)                        A-1/P-1          499,944


4  ING Money Market Fund Semi-Annual Report / April 30, 2000

  Principal
   Amount                                             Ratings(1)      Value
--------------------------------------------------------------------------------
  COMMERCIAL BANKS -- 3.5%
  $5,000,000  Bank One Corp., 6.07% due 6/9/00         A-1/P-1     $  5,000,000
                Bank One NA Illinois:
   5,000,000  6.08% due 6/14/00                        A-1/P-1        5,000,000
   3,000,000  Series 1999-A, 6.2525%
              due 7/20/00(2)                           A-1/P-1        2,998,731
                                                                   ------------
                                                                     12,998,731

  DIVERSIFIED FINANCIAL SERVICES -- 1.6%
     500,000  Chrysler Finance Co. LLC,
              Series R, 5.85% due 5/15/00              A-1/NR           500,137
   5,000,000  Citigroup Inc., Series A, 6.09625%
              due 5/4/00(2)                           A-1+/P-1        5,000,000
     500,000  IBM Credit Corp., 5.898%
              due 8/7/00                               A-1/P-1          499,845
                                                                   ------------
                                                                      5,999,982

  FINANCE - AUTO LOANS -- 0.6%
              Ford Motor Credit Co.:
   1,000,000  6.0575% due 5/18/00(2)                   A-1/P-1          999,759
   1,000,000  6.84% due 6/5/00                         A-1/P-1        1,000,735
                                                                   ------------
                                                                      2,000,494

  FINANCE - CONSUMER LOANS -- 1.9%
   7,000,000  Household Finance Corp., 6.25%
              due 6/29/00(2)                           A-1/P-1        7,000,000

  FINANCE - INVESTMENT BANKERS/BROKERS -- 1.6%
              Merrill Lynch & Co., Series B:
   2,000,000  6.74% due 2/7/01                         AA-/Aa3        1,999,853
   4,000,000  6.77% due 2/23/01                        AA-/Aa3        4,000,000
                                                                   ------------
                                                                      5,999,853

  FINANCE - OTHER SERVICES -- 2.1%
              Caterpillar Financial Services Corp.,
              Series F:
   7,000,000  6.17% due 5/22/00(2)                       A/A2         7,005,994
     800,000  6.75% due 6/1/00                          A+/A2           800,470
                                                                   ------------
                                                                      7,806,464

  FOOD - MISCELLANEOUS/DIVERSIFIED -- 1.9%
   7,000,000  General Mills Inc., Series F, 6.68%
              due 2/9/01                                A+/A2         6,997,556

  OFFICE AUTOMATION & EQUIPMENT -- 0.1%
     200,000  Xerox Corp., Series F, 5.635%
              due 7/14/00                                A/A3           199,975

  TELEPHONE - LONG DISTANCE -- 1.5%
              AT&T Corp.:
   5,000,000  6.07% due 5/8/00(2)(4)                    NR/NR         4,999,589
     500,000  6.24% due 7/13/00(2)(4)                  AA-/NR           499,960
                                                                   ------------
                                                                      5,499,549

  TOTAL SHORT-TERM AND MEDIUM-TERM NOTES
              (Cost -- $62,707,109)                                $ 62,707,109


  CERTIFICATE OF DEPOSIT -- 15.4%
  $9,000,000  ABN Amro Bank NV Euro, 6.07%
              due 6/13/00                             A-1+/P-1     $  8,999,292
   5,000,000  ABN Amro Bank NV Euro, 5.665%
              due 6/15/00                             A-1+/P-1        4,994,954
   5,000,000  Barclays Bank PLC Euro, 6.18%
              due 6/19/00                             A-1+/P-1        5,000,067
   8,000,000  Deutsche Bank AG Euro, 6.10%
              due 6/28/00                             A-1+/P-1        7,998,548
   6,000,000  Deutsche Bank NY Yankee, 6.09%
              due 5/31/00                             A-1+/P-1        6,000,148
  10,000,000  Societe Generale NY Yankee,
              6.12% due 6/1/00                        A-1+/P-1       10,000,000
   7,000,000  Toronto Dominion Bank Ltd. Euro,
              6.21% due 6/30/00                       A-1+/P-1        7,000,115
   7,000,000  UBS AG Stamford CT Yankee,
              6.875% due 3/27/01                      A-1+/P-1        6,999,100

  TOTAL CERTIFICATE OF DEPOSIT
              (Cost -- $56,992,224)                                $ 56,992,224

  REPURCHASE AGREEMENT -- 4.6%
  16,989,000  State Street Bank & Trust Co., 5.74%
              due 5/1/00; Proceeds at maturity --
              $16,997,126; (Fully collateralized by
              Federal Home Loan Bank, 6.39% due
              2/7/01; Market value -- $17,333,115)
              (Cost -- $16,989,000)                                $ 16,989,000

  TOTAL INVESTMENTS -- 100.0%
              (Cost -- $369,452,108)(6)                            $369,452,108

1. Credit ratings are provided by Standard & Poor's Rating Group and Moody's Investors Service, Inc.
2. Floating rate note, date shown is the next interest reset date. Interest rate shown is the current rate.
3. Rate shown is yield to maturity on date of purchase in effect at April 30, 2000.
4. 4-2 commercial paper or 144a issue. These securities may be sold to qualified institutional investors only. Total value of securities amounted to $117,904,505 or 32.1% of net assets.
5. Extendible commercial note. These issues are considered to be illiquid, total value of securities amounted to $22,912,467 or 6.2% of net assets.
6. Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.


                     ING Money Market Fund Semi-Annual Report / April 30, 2000 5

APRIL 30, 2000 (UNAUDITED)

BOND RATINGS

All ratings are by Standard & Poor's Rating Group (Standard & Poor's) and Moody's Investors Service, Inc. (Moody's). The definitions of the applicable rating symbol are set forth below:

Standard & Poor's applies indicators "+" and "-" to its rating categories. The indicators show relative standing within the major rating categories.

AAA     - Highest grade debts in which capacity to pay interest and repay principal is extremely strong.

AA      - High-grade debts having a very strong capacity to pay interest and repay principal.

A       - Upper medium grade debts that have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debts in higher rated categories.

BBB     - Debts having an adequate capacity to pay interest and repay principal.
          Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than in higher rated categories.

BB,B,   - Debts rated in these categories are predominantly speculative with
CCC, CC respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and CC the lowest within the speculative rating categories.

Moody's applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

Aaa     - Debts judged to be the best quality and carry the smallest degree of investment risk.

Aa      - Debts judged to be of high quality by all standards.

A       - Debts possess many favorable investment attributes and are to be considered as "upper medium grade obligations."

Baa     - Debts are considered to be medium grade obligations, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba      - Debts rated in this category are judged to have speculative elements, their future cannot be considered as well assured.

B       - Debts rated in this category generally lack characteristics of the desirable investment.

Caa     - Debts in this category are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

SHORT-TERM RATINGS

A-1     - Standard & Poor's highest rating for demand obligations and commercial paper. It indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

A-2     - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

P-1     - Moody's highest commercial paper rating. Issuers rated Prime-1 ("P-1")
          have a superior ability for repayment of senior short-term promissory obligations.

P-2     - Issuers rated Prime-2 ("P-2") have a strong ability for repayment of senior short-term promissory obligations.

NR      - Indicates that the bond is not rated by Standard & Poor's or Moody's.



6  ING Money Market Fund Semi-Annual Report / April 30, 2000

FINANCIAL HIGHLIGHTS

ING MONEY MARKET FUND

For a share of beneficial interest outstanding      Class A Shares(1)        Class B Shares(1)        Class C Shares(1)
throughout each period:                           4/30/00(4)   10/31/99    4/30/00(4)   10/31/99    4/30/00(4)   10/31/99

Net asset value per share, beginning of period        $1.00       $1.00        $1.00       $1.00        $1.00       $1.00


From investment operations:(5)
  Net investment income                                0.03        0.04         0.02        0.03         0.02        0.03
  Net realized and unrealized gain                       --          --           --          --           --          --
                                                   --------    --------       ------      ------        -----       -----
  Total from investment operations                     0.03        0.04         0.02        0.03         0.02        0.03
                                                   --------    --------       ------      ------        -----       -----
Distributions paid from investment income             (0.03)      (0.04)       (0.02)      (0.03)       (0.02)      (0.03)
                                                   --------    --------       ------      ------        -----       -----
Net asset value per share, end of period              $1.00       $1.00        $1.00       $1.00        $1.00       $1.00

NET ASSETS, END OF PERIOD (in thousands)           $346,411    $228,124       $3,789      $1,173         $471        $444

Total investment return at net asset value(6,7)        2.61%       3.98%        2.28%       3.31%        2.28%       3.30%
Ratios to average net assets:(8)
  Net expenses                                         0.75%       0.73%        1.38%       1.41%        1.40%       1.41%
  Gross expenses                                       1.43%       1.67%        1.68%       1.79%        1.69%       1.78%
  Net investment income                                5.21%       4.59%        4.60%       3.85%        4.52%       3.89%

For a share of beneficial interest outstanding      Class I Shares(2)         Class X Shares(3)
throughout each period:                           4/30/00(4)   10/31/99     4/30/00(4)   10/31/99

Net asset value per share, beginning of period        $1.00       $1.00       $1.00         $1.00


From investment operations:(5)
  Net investment income                                0.03        0.00(9)     0.02          0.03
  Net realized and unrealized gain                       --          --          --            --
                                                    -------       -----       -----        ------
  Total from investment operations                     0.03        0.00(9)     0.02          0.03
                                                    -------       -----       -----        ------
Distributions paid from investment income             (0.03)      (0.00)(9)   (0.02)        (0.03)
                                                    -------       -----       -----        ------
Net asset value per share, end of period              $1.00       $1.00       $1.00         $1.00

NET ASSETS, END OF PERIOD (in thousands)            $16,276      $1,906        $283        $1,512

Total investment return at net asset value(6,7)        2.84%       0.28%       2.28%         2.94%
Ratios to average net assets:(8)
  Net expenses                                         0.28%       0.31%       1.40%         1.41%
  Gross expenses                                       0.43%       0.59%       1.70%         1.73%
  Net investment income                                5.70%       5.29%       4.47%         3.81%

1. Class A, B and C shares commenced operations on December 15, 1998.

2. Class I shares commenced offering on October 13, 1999.

3. Class X shares commenced offering on January 20, 1999.

4. Unaudited.

5. Per share calculation is based on average number of shares outstanding during the period.

6. Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable contingent deferred sales charges with respect to Class B, C, and X shares. Total return for Class X shares does not include the 2.00% bonus shares paid by the Distributor. If the effect of bonus shares was included, total return for Class X shares would have been 4.33% for the six months ended 4/30/00 and 5.00% for the period ended 10/31/99. Total returns would be lower if the Fund's expenses were not waived or reimbursed.

7. Not annualized.

8. Annualized.

9. Amount represents less than $0.01.


                     ING Money Market Fund Semi-Annual Report / April 30, 2000 7

STATEMENT OF ASSETS & LIABILITIES
April 30, 2000 (unaudited)


ING Money Market Fund
---------------------------------------------------------------------
ASSETS:
Investments in securities, at cost                       $369,452,108
                                                         ------------
Investments in securities, at value                      $369,452,108
Cash                                                           77,146
Receivable for fund shares sold                               412,454
Interest receivable                                         1,241,376
Prepaid expenses                                               93,441
                                                         ------------
Total Assets                                              371,276,525

LIABILITIES:
Payable for investment securities purchased                 2,025,336
Dividend payable                                            1,739,415
Management fee payable (Note 3)                                40,055
Distribution fee payable (Note 3)                              36,208
Other accrued expenses                                        205,730
                                                         ------------
Total Liabilities                                           4,046,744

NET ASSETS                                               $367,229,781

Composition of Net Assets:
   Par value of shares of beneficial interest            $    367,231
   Capital paid in excess of par value                    366,843,910
   Undistributed net investment income                         20,014
   Accumulated net realized loss                               (1,374)

NET ASSETS                                               $367,229,781

Class A Shares
   Net Assets                                            $346,410,476
   Shares Outstanding                                     346,411,725
   Net Asset Value Per Share (and redemption price)             $1.00
   Maximum Public Offering Price                                $1.00
Class B Shares
   Net Assets                                            $  3,788,492
   Shares Outstanding                                       3,788,510
   Net Asset Value Per Share(1)                                 $1.00
Class C Shares
   Net Assets                                            $    471,013
   Shares Outstanding                                         471,017
   Net Asset Value Per Share(2)                                 $1.00
Class I Shares
   Net Assets                                            $ 16,276,309
   Shares Outstanding                                      16,276,407
   Net Asset Value Per Share (and redemption price)             $1.00
Class X Shares
   Net Assets                                            $    283,491
   Shares Outstanding                                         283,496
   Net Asset Value Per Share(1)                                 $1.00

1. Redemption price is net asset value per share of Class B and X shares reduced by a 5.00% CDSL if shares are redeemed within one year from purchase (See Note
3).

2. Redemption price is net asset value per share of Class C shares reduced by a 1.00% CDSL if shares are redeemed within one year from purchase (See Note 3).

See Notes to Financial Statements.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)


ING Money Market Fund
---------------------------------------------------------
INVESTMENT INCOME:
Interest                                       $9,686,323
                                               ----------
EXPENSES:
Distribution fees (Note 3)                        772,021
Transfer agent fees (Note 3)                      439,774
Management fee (Note 3)                           406,920
Shareholder services fees (Note 3)                383,505
Registration fees                                  94,727
Reports to shareholders                            39,782
Professional fees                                  38,455
Fund accounting fee                                25,828
Custodian fee                                      16,667
Other expenses                                     23,834
                                               ----------
Total expenses                                  2,241,513
                                               ----------
Expenses waived by Manager
    and Distributor (Note 3)                   (1,057,925)
                                               ----------
Net expenses                                    1,183,588

NET INVESTMENT INCOME                           8,502,735

REALIZED LOSS ON INVESTMENTS:
Realized loss from security transactions           (1,374)

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                      $8,501,361

See Notes to Financial Statements.



8  ING Money Market Fund Semi-Annual Report / April 30, 2000

STATEMENTS OF CHANGES
IN NET ASSETS


                                                 Six Months Ended
                                                   April 30, 2000      Period Ended
  ING MONEY MARKET FUND                              (Unaudited)     October 31, 1999(1)
----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
Net investment income                              $   8,502,735       $   3,093,838
Net realized loss on investments                          (1,374)               --
                                                   -------------       -------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                              8,501,361           3,093,838

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Class A shares                                        (7,879,541)         (3,055,168)
Class B shares                                           (60,375)             (7,890)
Class C shares                                           (15,442)             (5,583)
Class I shares                                          (531,827)             (5,232)
Class X shares                                           (15,550)            (19,965)
                                                   -------------       -------------
                                                      (8,502,735)         (3,093,838)

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares
Class A shares                                       454,687,937         325,378,899
Class B shares                                        10,076,412           1,897,590
Class C shares                                         1,756,855             675,705
Class I shares                                        39,600,100           1,901,244
Class X shares                                           461,672           2,378,957
                                                   -------------       -------------
                                                     506,582,976         332,232,395

Dividend reinvestments
Class A shares                                         6,139,281           3,010,550
Class B shares                                            38,122               7,368
Class C shares                                            11,675               5,450
Class I shares                                           378,461               5,232
Class X shares                                            13,081              19,653
                                                   -------------       -------------
                                                       6,580,620           3,048,253

Cost of shares repurchased
Class A shares                                      (342,539,094)       (100,268,229)
Class B shares                                        (7,498,609)           (734,755)
Class C shares                                        (1,741,837)           (239,212)
Class I shares                                       (25,608,630)               --
Class X shares                                        (1,703,032)           (886,834)
                                                   -------------       -------------
                                                    (379,091,202)       (102,129,030)
                                                   -------------       -------------

NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS                           134,072,394         233,151,618

INCREASE IN NET ASSETS                               134,071,020         233,151,618
NET ASSETS:
Beginning of period                                  233,158,761               7,143


END OF PERIOD*                                     $ 367,229,781       $ 233,158,761
*  Including net undistributed
   investment income of:                           $      20,014       $      20,014


1. Commenced operations on December 15, 1998


  See Notes to Financial Statements.



                     ING Money Market Fund Semi-Annual Report / April 30, 2000 9

APRIL 30, 2000 (UNAUDITED)


NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

    ING Money Market Fund (the "Fund") is a separate investment portfolio of the ING Funds Trust (the "Trust"). The Trust was organized as a Delaware business trust on July 30, 1998 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of this Fund and twenty-six other investment portfolios: ING U.S. Treasury Money Market Fund, ING National Tax-Exempt Money Market Fund, ING Intermediate Bond Fund, ING High Yield Bond Fund, ING International Bond Fund, ING Mortgage Income Fund, ING National Tax-Exempt Bond Fund, ING Stable Value Fund, ING Large Cap Growth Fund, ING Growth & Income Fund, ING Mid Cap Growth Fund, ING Small Cap Growth Fund, ING Global Brand Names Fund, ING International Equity Fund, ING European Equity Fund, ING Tax Efficient Equity Fund, ING Tax Efficient Equity Value Fund, ING Focus Fund, ING Global Information Technology Fund, ING Global Communications Fund, ING Internet Fund, ING Internet Fund II, ING Balanced Fund, ING Emerging Markets Equity Fund, ING Global Real Estate Fund and ING Quality of Life Fund. The financial statements and financial highlights of the other funds are presented in separate semi-annual reports except for the ING U.S. Treasury Money Market Fund, ING National Tax-Exempt Money Market Fund, ING Mortgage Income Fund, ING Stable Value Fund, ING Tax Efficient Equity Value Fund, ING Internet Fund II, ING Balanced Fund, ING Global Real Estate Fund and ING Quality of Life Fund, which have not commenced operations. The Fund offers five classes of shares, which have been designated to Class A, B, C, I and X shares.


2.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

    SECURITY VALUATION The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity.


    INVESTMENT TRANSACTIONS AND INVESTMENT INCOME Investment transactions are recorded on trade date. Realized gains and losses from security transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums are treated as adjustments to interest income and identified costs of investments over the lives of the respective investments.

    U.S. FEDERAL TAX STATUS The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing during each calendar year substantially all of its ordinary income and capital gains, if any, the Fund intends not to be subject to U.S. federal excise tax.

    DIVIDENDS AND DISTRIBUTIONS The Fund declares daily dividends from net investment income. Dividends are paid monthly, generally on the last business day of each month. Distribution of net realized gains, if any, will be declared and paid at least annually by the Fund.

    Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

    EXPENSES Expenses directly attributable to a fund and a specific class are charged to that fund or class, other expenses are allocated proportionately among each fund within the Trust in relation to the net assets of each fund, or on another reasonable basis.


3.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    MANAGER AND SUB-ADVISER ING Mutual Funds Management Co. LLC (the "Manager"), a wholly-owned indirect subsidiary of ING Groep, N.V. ("ING Group"), serves as the manager of the Fund pursuant to a Management Agreement with the Trust. The Fund pays the Manager for its services under the Management Agreement a fee, payable monthly, based on an annual rate of 0.25% of the average daily net assets of the Fund. The Manager has entered into a Sub-Advisory Agreement with ING Investment Management LLC (the "Sub-Adviser"), a wholly-owned indirect subsidiary of ING Group. Under the Sub-Advisory Agreement, the Sub-Adviser has full investment discretion and make all determinations with respect to the investment of the Fund's assets and the purchase and sale of portfolio securities and other investments. Pursuant to the Sub-Advisory Agreement, the Manager pays to the Sub-Adviser a monthly fee based on an annual rate 0.125% of the average daily net assets of the Fund.

    For the period ended April 30, 2000, the Manager was entitled to $406,920 and voluntarily waived $237,372 of management fee. The Sub-Adviser was entitled to $203,460 and voluntarily waived $118,686 of sub-advisory fee.


                   ING Money Market Fund Semi-Annual Report / April 30, 2000  11

APRIL 30, 2000 (UNAUDITED)
NOTES TO FINANCIAL STATEMENTS
(continued)


    DISTRIBUTION PLAN AND SHAREHOLDER SERVICING PLAN The Trust, on behalf of the Fund, has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act. The Fund pays ING Funds Distributor, Inc. (the "Distributor") monthly, based on an annual rate of up to 0.50% of average daily net assets attributable to the Fund's Class A shares and 0.75% of average daily net assets attributable to the Fund's Class B, C, and X shares. The distribution fee for all classes may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Fund.

    The Fund has adopted a Shareholder Servicing Plan pursuant to which it may pay a service fee up to an annual rate of 0.25% of the Fund's average daily net assets to various banks, trust companies, broker-dealers or other financial organizations including the Manager and its affiliates.

    For the period ended April 30, 2000, the Distributor voluntarily waived part of the distribution fees. The distribution fees the Distributor was entitled to was $772,021 and the distribution fees waived was $590,451. The shareholder servicing fee the Fund paid to the Distributor was $383,505.

    In addition, there is a contingent deferred sales load ("CDSL") on Class B, C and X shares, which applies if redemption occurs within six years of purchase for the Class B and X shares and within one year of purchase for the Class C shares.

    For the period ended April 30, 2000, CDSL's paid to the Distributor were approximately $8,980 for Class B shares, $1,445 for Class C shares and $199 for Class X shares.

    OTHER TRANSACTIONS WITH AFFILIATES ING Fund Services Co. LLC ("ING Fund Services") has entered into a Fund Services Agreement with the Fund pursuant to which ING Fund Services will perform or engage third parties to perform transfer agency, fund accounting, account services and other services. Under the Fund Services Agreement, the Fund may pay ING Fund Services up to $40,000 for fund accounting services plus out of pocket expenses, $17 per account for transfer agent services plus out of pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities.

    All officers and one trustee of the Trust are employees of the Manager.

4.  REPURCHASE AGREEMENTS
    The Fund may enter into repurchase agreements with U.S. banks or broker/dealers. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will equal or exceed the repurchase price.


5.  SHARES OF BENEFICIAL INTEREST
    At April 30, 2000, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical legal interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

    At April 30, 2000, total paid-in capital amounted to the following for the
    Fund:


    Fund Name                         Class A Shares      Class B Shares    Class C Shares   Class I Shares    Class X Shares
    -------------------------------------------------------------------------------------------------------------------------
    ING Money Market Fund               $346,391,961        $3,788,458         $470,981       $16,276,373         $283,368


12  ING Money Market Fund Semi-Annual Report / April 30, 2000

Transactions in shares of each class were as follows:

                                               Six Months Ended April 30, 2000            Period Ended October 31, 1999
                                               -------------------------------            -----------------------------
ING MONEY MARKET FUND                               Shares              Amount               Shares              Amount
-----------------------------------------------------------------------------------------------------------------------
Class A Shares(1)
    Shares sold                                454,687,937        $454,687,937          325,378,899        $325,378,899
    Shares issued on reinvestment                6,139,281           6,139,281            3,010,550           3,010,550
    Shares redeemed                           (342,539,094)       (342,539,094)        (100,268,229)       (100,268,229)
                                              ------------        ------------         ------------        ------------
    Net increase                               118,288,124        $118,288,124          228,121,220        $228,121,220
-----------------------------------------------------------------------------------------------------------------------
Class B Shares(1)
    Shares sold                                 10,076,413        $ 10,076,412            1,897,590        $  1,897,590
    Shares issued on reinvestment                   38,122              38,122                7,368               7,368
    Shares redeemed                             (7,498,609)         (7,498,609)            (734,755)           (734,755)
                                              ------------        ------------         ------------        ------------
    Net increase                                 2,615,926        $  2,615,925            1,170,203        $  1,170,203
-----------------------------------------------------------------------------------------------------------------------
Class C Shares(1)
    Shares sold                                  1,756,855        $  1,756,855              675,705        $    675,705
    Shares issued on reinvestment                   11,675              11,675                5,450               5,450
    Shares redeemed                             (1,741,837)         (1,741,837)            (239,212)           (239,212)
                                              ------------        ------------         ------------        ------------
    Net increase                                    26,693        $     26,693              441,943        $    441,943
-----------------------------------------------------------------------------------------------------------------------
Class I Shares(2)
    Shares sold                                 39,600,100        $ 39,600,100            1,901,244        $  1,901,244
    Shares issued on reinvestment                  378,461             378,461                5,232               5,232
    Shares redeemed                            (25,608,630)        (25,608,630)                 --                  --
                                              ------------        ------------         ------------        ------------
    Net increase                                14,369,931        $ 14,369,931            1,906,476        $  1,906,476
-----------------------------------------------------------------------------------------------------------------------
Class X Shares(3)
    Shares sold                                    461,672        $    461,672            2,378,957        $  2,378,957
    Shares issued on reinvestment                   13,081              13,081               19,653              19,653
    Shares redeemed                             (1,703,033)         (1,703,032)            (886,834)           (886,834)
                                              ------------        ------------         ------------        ------------
    Net increase (decrease)                     (1,228,280)       $ (1,228,279)           1,511,776        $  1,511,776
-----------------------------------------------------------------------------------------------------------------------

(1) Class A, B and C shares commenced operations on December 15, 1998.
(2) Class I shares commenced offering on October 13, 1999.
(3) Class X shares commenced offering on January 20, 1999.


                 ING Money Market Fund Semi-Annual Report / April 30, 2000    13

ING Mutual Funds

BOARD OF TRUSTEES
    John J. Pileggi, Chairman of the Board
    Joseph N. Hankin
    Jack D. Rehm
    Blaine E. Rieke
    Richard A. Wedemeyer


OFFICERS
    John J. Pileggi, President & CEO
    Donald E. Brostrom, Treasurer
    Louis S. Citron, Vice President
    Ralph G. Norton III, Vice President
    Rachelle I. Rehner, Secretary
    Charles Eng, Assistant Treasurer
    Amy Lau, Assistant Treasurer


OFFICE OF THE FUNDS
    1475 Dunwoody Drive
    West Chester, PA 19380-1478


MANAGER
    ING Mutual Funds Management Co. LLC
    1475 Dunwoody Drive
    West Chester, PA 19380-1478


DISTRIBUTOR
    ING Funds Distributor, Inc.
    1475 Dunwoody Drive
    West Chester, PA 19380-1478


CUSTODIAN
    State Street Bank and Trust Co.
    801 Pennsylvania Street
    Kansas City, MO 64105


TRANSFER AGENT
    DST Systems, Inc.
    333 W. 11th Street
    Kansas City, MO 64105


INDEPENDENT AUDITORS
    Ernst & Young LLP
    787 Seventh Avenue
    New York, NY 10019


LEGAL COUNSEL
    Paul, Weiss, Rifkind, Wharton & Garrison
    1285 Avenue of the Americas
    New York, NY 10019-6064


SUB-ADVISER
    ING Investment Management LLC
    5780 Powers Ferry Road, N.W., Suite 300
    Atlanta, GA 30327


14    ING Money Market Fund Semi-Annual Report / April 30, 2000

ING FUNDS SERVICES
WWW.INGFUNDS.COM -- YOUR 24-HOUR INFORMATION SOURCE


INSTANT FUND AND FINANCIAL MARKET INFORMATION To learn the latest information on the ING Funds and your accounts, look no further than our Web site at www.ingfunds.com. When you reach our homepage you'll have instant access to the prior business day closing prices on all the ING Funds. As a special feature, we also provide updates throughout the business day on the performance of several key financial market indicators -- including the Dow Jones Industrial Average, the S&P 500 Index and the 30-year Treasury bond. What's more, you can even receive free quotes on thousands of mutual funds and stocks.


                               [WEB SITE GRAPHIC]


REVIEW YOUR ING FUNDS ACCOUNTS To receive an update on your ING Funds accounts simply click on "Shareholders & Investors" on the top of the homepage, and then on "My Accounts." This is a secure section of the site, and you'll be asked to provide your Social Security number and a password/PIN to enter. To create a password, call ING Funds at 1-877-INFO-ING (1-877-463-6464). Once the phone representative establishes the password, click on "View Account" to access your ING Funds portfolio information. Here you'll find a host of information, such as your latest account balance and a complete history of your account. You can even order duplicate statements and tax documents to be sent to your address of record.


                               [WEB SITE GRAPHIC]


ACCOUNT TRANSACTIONS You can use the site to make account purchases, exchanges and redemptions within your fund account. After viewing any account position, you have access to tools that will enable you to buy, exchange, or sell shares. To take advantage of this feature, you will be required to provide your bank information to ING Funds when you set up your Internet account. You will receive confirmations in the mail after conducting any transactions on the web.


                               [WEB SITE GRAPHIC]


24-HOUR
AUTOMATED
TELEPHONE
INFORMATION

If you don't have access to the Web, you can always call our 24-hour automated telephone information system at 1-877-INFO-ING (1-877-463-6464). The system is easy to use, and with it you can:
- Obtain fund prices
- Learn account balances
- Review recent account history
- Buy, sell and exchange shares.



FOR ADDITIONAL INFORMATION ON THE ING FUNDS WEB SITE, PLEASE CALL ING FUNDS AT 1-877-INFO-ING (1-877-463-6464), MONDAY THROUGH FRIDAY, 8:00AM - 6:00PM, EST.


                 ING Money Market Fund Semi-Annual Report / April 30, 2000    15

ING MUTUAL FUNDS
A LIST OF FUND OBJECTIVES AND PRIMARY PORTFOLIOS


ING OFFERS A DIVERSE FUND FAMILY TO HELP MEET YOUR NEEDS AND LONG-TERM FINANCIAL GOALS. THESE INCLUDE U.S. STOCK, U.S. BOND AND A VARIETY OF GLOBAL AND INTERNATIONAL FUNDS. TO LEARN WHICH ING MUTUAL FUNDS BEST MEET YOUR INVESTMENT OBJECTIVES, CONTACT YOUR FINANCIAL ADVISOR FOR ADDITIONAL INFORMATION, INCLUDING A PROSPECTUS. YOU CAN ALSO CALL US TOLL FREE AT 1-877-INFO-ING (1-877-463-6464) OR VISIT OUR WEB SITE AT WWW.INGFUNDS.COM

STOCK FUNDS

                                              FUND OBJECTIVE                        PRIMARY PORTFOLIO
                                              --------------                        -----------------
    ING Internet Fund                         Capital appreciation                  A non-diversified portfolio of Internet
                                                                                       technology companies
    ING Small Cap Growth Fund                 Growth of capital                     Primarily small cap companies
    ING Focus Fund                            Growth of capital                     A non-diversified portfolio of stocks
    ING Mid Cap Growth Fund                   Growth of capital                     Primarily mid cap companies
    ING Large Cap Growth Fund                 Growth of capital                     Primarily large cap companies
    ING Tax Efficient Equity Fund             High total return                     A diversified portfolio of stocks
    ING Growth & Income Fund                  High total return                     Primarily income-producing stocks

GLOBAL/INTERNATIONAL FUNDS

    STOCK FUNDS
    -----------
    ING Emerging Markets Equity Fund          Growth of capital                     A diversified portfolio of emerging market
                                                                                       stocks
    ING Global Communications Fund            Growth of capital                     A diversified portfolio of communications
                                                                                       products & svcs
    ING Global Information Technology Fund    Growth of capital                     Primarily global information technology stocks
    ING European Equity Fund                  Growth of capital                     Primarily European companies
    ING International Equity Fund             Growth of capital                     Primarily companies outside of the U.S.
    ING Global Brand Names Fund               Growth of capital                     A non-diversified portfolio of multi-national
                                                                                       companies with well-known brands

    BOND FUNDS
    ----------
    ING International Bond Fund               High total return                     A non-diversified portfolio of bonds from
                                                                                       issuers generally outside of the U.S.

    BOND FUNDS

    ING High Yield Bond Fund                  High current income and total return   Below-investment grade corporate bonds
    ING Intermediate Bond Fund                High current income                    U.S. government and high-quality corporate
                                                                                       bonds
    ING National Tax-Exempt Bond Fund         High current tax-exempt income         Diversified portfolio of municipal bonds

    MONEYMARKET FUNDS

    ING Money Market Fund                     High level of current income          1st tier commercial paper

SHARES OF ING FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ING MUTUAL FUNDS
INFORMATION AND SERVICES


CUSTOMER SERVICE REPRESENTATIVES
1-877-INFO-ING
(1-877-463-6464)
MON - FRI 8:00AM - 6:00PM


AUTOMATED FUND AND
ACCOUNT INFORMATION
1-877-INFO-ING
(1-877-463-6464)
24 HOURS, 7 DAYS A WEEK


WEB SITE
WWW.INGFUNDS.COM


TRANSFER AGENT
DST SYSTEMS, INC.
333 WEST 11TH STREET
KANSAS CITY, MO 64105


THIS REPORT IS AUTHORIZED FOR USE ONLY WHEN PRECEDED OR ACCOMPANIED BY THE CURRENT ING FUNDS PROSPECTUS, WHICH DESCRIBES IN GREATER DETAIL THE INVESTMENT POLICIES, MANAGEMENT FEES AND OTHER MATTERS OF INTEREST TO INVESTORS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. THIS REPORT DOES NOT OFFER FOR SALE OR SOLICIT ORDERS TO BUY ANY SECURITY. IF USED AS SALES MATERIAL AFTER JUNE 30, 2000, THIS REPORT MUST BE ACCOMPANIED BY PERFORMANCE FOR THE MOST RECENTLY COMPLETED CALENDAR QUARTER.


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